SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JANUARY 2003

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


01-06	  CEE      1400      14.9600      17.37 	     Weeden & Co
01-08	  " "      1400      14.8600      17.12             " "
01-13	  " "       600      14.8317      17.51             " "
01-14	  " "       500      15.0000      17.61             " "
01-15	  " "      1900      15.0100      17.60             " "
01-16	  " "      1000      15.0150      17.46             " "
01-17	  " "      1900      15.0332      17.23             " "
01-29	  " "      1500      14.1700      16.61             " "
01-30	  " "      1000      14.1500      16.49             " "




The Central European Equity Fund, Inc.
Name of Registrant
By Corinna Chan - Fund Administrator
Date of Statement          1/05/03